Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B CNY (¥) shares		Ordinary shares Class C CNY (¥) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Fangdd Network Group Ltd. shareholders’ equity CNY (¥)	Total Fangdd Network Group Ltd. shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 1								¥ 5,031,772		¥ (404,877)		¥ (4,313,637)		¥ 313,259		¥ (9,582)		¥ 303,677
Balance at Dec. 31, 2021		¥ 1								5,031,772		(404,877)		(4,313,637)		313,259		(9,582)		303,677
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	253,591		253,591		110,211
Net income/(loss) for the year														(244,038)		(244,038)		4,450		(239,588)
Exercise of share options under share-based compensation			[2]
Exercise of share options under share-based compensation (in Shares) | shares		8,785	[1]	8,785	[1]		[1]		[1]											8,784	8,784
Share-based compensation										16,724						16,724				¥ 16,724
Acquisition of subsidiaries with non-controlling interests																		(114)		(114)
Capital contribution from non-controlling shareholders																		490		490
Disposal of subsidiaries																		34		34
Issuance of ordinary shares (in Shares) | shares	[1]	66,667		66,667				13
Issuance of ordinary shares			[2]						[2]	3,135						3,135				3,135
Foreign currency translation adjustments												11,036				11,036				11,036
Balance at Dec. 31, 2022		¥ 1								5,051,631		(393,841)		(4,557,675)		100,116		(4,722)		95,394
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	329,043		329,043		110,211		13
Balance (in Dollars)		¥ 1								5,051,631		(393,841)		(4,557,675)		100,116		(4,722)		95,394
Net income/(loss) for the year														(91,753)		(91,753)		(1,351)		(93,104)
Exercise of share options under share-based compensation
Exercise of share options under share-based compensation (in Shares) | shares		989	[1]	989	[1]															988	988
Share-based compensation										105						105				¥ 105
Capital contribution from non-controlling shareholders																		635		635
Disposal of subsidiaries																		1,090		1,090
Issuance of ordinary shares (in Shares) | shares	[1]	2,235,762		2,235,762				1,245
Issuance of ordinary shares		¥ 3							[2]	46,629						46,632				46,632
Conversion of Class B ordinary shares to Class A ordinary shares			[2]				[2]
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares) | shares	[1]	23,025		23,025		(23,025)
Issuance of convertible promissory note										4,343						4,343				4,343
Conversion of convertible promissory note		¥ 13								140,708						140,721				140,721
Conversion of convertible promissory note (in Shares) | shares	[1]	3,333,333		3,333,333
Foreign currency translation adjustments												(4,319)				(4,319)				(4,319)
Balance at Dec. 31, 2023		¥ 17								5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	5,922,152		5,922,152		87,186		1,258
Balance (in Dollars)		¥ 17								5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Net income/(loss) for the year														30,833		30,833		(2,530)		28,303	$ 3,878
Exercise of share options under share-based compensation			[2]
Exercise of share options under share-based compensation (in Shares) | shares		89	[1]	89	[1]		[1]		[1]											89	89
Share-based compensation										18						18				¥ 18
Acquisition of subsidiaries with non-controlling interests																		1,920		1,920
Capital contribution from non-controlling shareholders																		1,905		1,905
Disposal of subsidiaries																		10		10
Issuance of ordinary shares (in Shares) | shares	[1]	18,634,890		18,634,890				13,901
Issuance of ordinary shares		¥ 74							[2]	88,486						88,560				88,560
Ordinary shares adjustment reflected as a result of the Share Consolidation
Ordinary shares adjustment reflected as a result of the Share Consolidation (in Shares) | shares	[1]	19		19
Reset warrants exercised for cashless		¥ 2														2				2
Reset warrants exercised for cashless (in Shares) | shares	[1]	452,380		452,380
Regular warrants exercised		¥ 9								25,304						25,313				25,313
Regular warrants exercised (in Shares) | shares	[1]	2,288,558		2,288,558
Issuance and exercise of pre-funded warrants		¥ 34								30,814						30,848				30,848
Issuance and exercise of pre-funded warrants (in Shares) | shares	[1]	8,366,140		8,366,140
Foreign currency translation adjustments												14,925				14,925				14,925	$ 2,045
Balance at Dec. 31, 2024		¥ 136		$ 19						5,388,038	$ 738,158	(383,235)	$ (52,503)	(4,618,595)	$ (632,745)	386,344	$ 52,929	(3,043)	$ (417)	383,301	52,512
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	35,664,228		35,664,228		87,186		15,159
Balance (in Dollars)		¥ 136		$ 19						¥ 5,388,038	$ 738,158	¥ (383,235)	$ (52,503)	¥ (4,618,595)	$ (632,745)	¥ 386,344	$ 52,929	¥ (3,043)	$ (417)	¥ 383,301	$ 52,512

[1]	Retrospectively restated to reflect the Share Consolidation.
[2]	Less than 1 after in thousand and rounding.